PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepayment Other Receivables And Other Current Assets
PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

NOTE 6 — PREPAYMENT, OTHER RECEIVABLES AND OTHER CURRENT ASSETS

As of December 31, 2021 and 2022, prepayment, other receivables and other current assets consists of the followings:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Current:
Prepayments	51,542	36,199	4,641
Deposits and other receivables	9,133	8,269	1,060
Loan receivables (Note a)	7,365	-	-
Less: Provision for doubtful accounts	(11,784)	(2,876)	(370)
	56,256	41,592	5,331
Non-current:
Prepayments	-	3,224	413
Deposits	131	1,678	215
	131	4,902	628

	56,387	46,494	5,959

Note a

The Group had unsecured, interest-bearing loan receivables from various third parties. The maturity of these loans is generally within one year. As of December 31, 2021, the loan to third parties amounted to HK$7,365,000 with annual interest rates approximately 12%. There is no loan receivable from third parties as at December 31, 2022.

The following table summarizes the changes in provision for doubtful accounts:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	13,601	11,784	1,511
Charge to expense	9,417	(6,840)	(877)
Write-off	(11,577)	(1,453)	(186)
Exchange difference	343	(615)	(78)
Ending balance	11,784	2,876	370

For the years ended December 31, 2020, 2021 and 2022, provision for doubtful accounts was HK$114,000, HK$9,417,000 and reversal of doubtful accounts was HK$6,840,000 (approximately US$877,000).